CLAYMORE SECURITIES, INC.
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532


                                December 30, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


             Re: Claymore Securities Defined Portfolios, Series 144
                             333-103421 CIK #1177056


Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 2, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on December 28, 2005.

                                                               Very truly yours,

                                                       CLAYMORE SECURITIES, INC.

                                                            /s/ Nicholas Dalmaso

                                                                Nicholas Dalmaso

                                    Senior Managing Director and General Counsel